BORROWINGS - Analysis of Changes in Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in Financial Instruments [Abstract]
Borrowings, beginning balance	£ 4,157	£ 4,363
Derivatives, beginning balance	52	(31)
Lease liabilities, beginning balance	2,020	2,154
Liabilities from financing activities, beginning balance	6,229	6,486
Cash and cash equivalents, beginning balance	(2,638)	(2,218)
Bank overdrafts, beginning balance	171	358
Financial assets and liabilities, beginning balance	3,762	4,626
Cash flow	(151)	(1,391)
Acquisition and disposal of subsidiaries	3	79
Foreign exchange	34	(49)
Interest and other	415	497
Borrowings, ending balance	4,768	4,157	£ 4,363
Derivatives, ending balance	(75)	52	(31)
Lease liabilities, ending balance	1,896	2,020	2,154
Liabilities from financing activities, ending balance	6,589	6,229	6,486
Cash and cash equivalents, ending balance	(2,694)	(2,638)	(2,218)
Bank overdrafts, ending balance	168	171	358
Financial assets and liabilities, ending balance	4,063	3,762	4,626
Interest expense related to lease liabilities	95	95	£ 103
Liabilities from financing activities
Changes in Financial Instruments [Abstract]
Cash flow	93	(418)
Acquisition and disposal of subsidiaries	2	0
Foreign exchange	35	(139)
Interest and other	230	300
Borrowings
Changes in Financial Instruments [Abstract]
Cash flow	456	(27)
Acquisition and disposal of subsidiaries	0	0
Foreign exchange	147	(163)
Interest and other	8	(16)
Derivatives
Changes in Financial Instruments [Abstract]
Cash flow	(26)	(14)
Acquisition and disposal of subsidiaries	0	0
Foreign exchange	(94)	60
Interest and other	(7)	37
Lease liabilities
Changes in Financial Instruments [Abstract]
Cash flow	(337)	(377)
Acquisition and disposal of subsidiaries	2	0
Foreign exchange	(18)	(36)
Interest and other	229	279
Cash and cash equivalents
Changes in Financial Instruments [Abstract]
Cash flow	(262)	(801)
Acquisition and disposal of subsidiaries	1	79
Foreign exchange	20	105
Interest and other	185	197
Bank overdrafts
Changes in Financial Instruments [Abstract]
Cash flow	18	(172)
Acquisition and disposal of subsidiaries	0	0
Foreign exchange	(21)	(15)
Interest and other	£ 0	£ 0